Stock Option Plan (fuboTV Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fubo TV Pre-Merger [Member]
Stock Option Plan

10. Stock Option Plan

The Company recognized stock-based compensation expense for stock-based awards of $368 and $376 during the three months ended March 31, 2020 and 2019, respectively. The following table summarizes the effects of stock-based compensation expense on subscriber related expenses, sales and marketing, technology and development, and general and administrative:

	March 31,	March 31,
	2020	2019
Subscriber related expenses	$1	$3
Sales and marketing	94	84
Technology and development	152	142
General and administrative	121	147
Total	$368	$376

Equity Incentive Plan

In June 2015, the Company adopted the fuboTV Inc. 2015 Equity Incentive Plan (the “2015 Plan”). Our 2015 Plan permits us to grant incentive stock options within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, non-qualified stock options, restricted stock awards, and other stock grants to certain of our key employees, consultants, and non-employee directors (each, an “award” and the recipient of such award, a “participant”). As of March 31, 2020 and December 31, 2019, the number of shares authorized for issuance under the 2015 Plan was 2,727,328 shares, of which 351,158 and 270,019 shares were available for grant, respectively.

Under the Plan, the board of directors may grant incentive stock options or nonqualified stock options. Incentive stock options may only be granted to employees. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company’s common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Fair value is determined by the board of directors. Employee stock options generally vest 25% on the first anniversary of the grant date and then ratably over the next three years or ratably over 48 months. Nonemployee stock options generally vest ratably over a two-year period. Options expire after 10 years. Shares issued upon exercise of vested options are newly issued shares and shall be subject to the Company’s right to repurchase at their purchase price. During the three months ended March 31, 2019, 14,550 options were granted to employees at a weighted average exercise price of $7.23. No options were granted to employees during the three months ended March 31, 2020. During the three months ended March 31, 2020 and 2019, 4,820 and 1 options were exercised for $18 and $2, respectively. There were no material forfeitures or expirations in the three months ended March 31, 2020 and 2019.

Stock Options Valuation

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing valuation model using assumptions in the following table:

March 31,
2019
Expected term (in years)	4.16 – 4.60
Risk-free interest rate	2.57%
Expected volatility	62.4% - 62.8%
Dividend rate	—

10. Stock Option Plan

The Company recognized stock-based compensation expense for stock-based awards of $1,511 and $952 during the years ended December 31, 2019 and 2018, respectively. The following table summarizes the effects of stock-based compensation expense on subscriber related expenses, sales and marketing, technology and development, and general and administrative:

	December 31,
	2019	2018
Subscriber related expenses	$9	$6
Sales and marketing	352	137
Technology and development	594	355
General and administrative	556	454
Total	$1,511	$952

Equity Incentive Plan

In June 2015, the Company adopted the 2015 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of stock-based awards to employees, directors and consultants under terms and provisions established by the board of directors. As of December 31, 2019 and 2018, the number of shares authorized for issuance under the Plan was 2,727,328 shares, of which 270,019 and 270,022 shares were available for grant, respectively.

Under the Plan, the board of directors may grant incentive stock options or nonqualified stock options. Incentive stock options may only be granted to employees. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company’s common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Fair value is determined by the board of directors. Employee stock options generally vest 25% on the first anniversary of the grant date and then ratably over the next three years or ratably over 48 months. Nonemployee stock options generally vest ratably over a two-year period. Options expire after 10 years. Shares issued upon exercise of vested options are newly issued shares and shall be subject to the Company’s right to repurchase at their purchase price.

A summary of share activity under the Plan is presented below:

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value of Outstanding Options

Outstanding — January 1, 2019	2,380,989	$4.57	8.56	$6,351
Options granted	169,515	7.38
Options exercised	(81,050)	2.16
Options forfeited	(145,831)	4.51
Options expired	(23,681)	.06

Outstanding — December 31, 2019	2,299,942	$4.85	7.73	$5,848

Exercisable — December 31, 2019	1,312,566	$3.58	7.17	$5,010

Vested and expected to vest — December 31, 2019	2,299,942	$4.85	7.73	$5,848

During the years ended December 31, 2019 and 2018, the weighted average grant date fair value of options granted was $3.67 and $3.44 per option, respectively. The total fair value of options granted to employees that vested during the years ended December 31, 2019 and 2018 was $2,861 and $936, respectively. The cash received from the exercise of options granted under stock-based payment arrangements for the year ended December 31, 2019 was $174.

As of December 31,2019 and 2018 the total unrecognized compensation expense related to unvested options was $3,294 and $5,117, respectively, which is expected to be recognized over an estimated weighted average period of 2.37 and 3.75 years, respectively.

Stock Options

The Company has 94,338 options to nonemployees outstanding as of December 31, 2019 and 2018. Stock-based compensation expense for options granted to nonemployees was $6 for the years ended December 31, 2019 and 2018, and the expense is included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Stock-based compensation expense related to stock options granted to nonemployees is recognized as the stock options are earned. The measurement of stock-based compensation expense for nonemployees is based on the estimated fair value of the equity instruments using the Black-Scholes option-pricing valuation model. The Company believes that the estimated fair value of the stock options is more readily measurable than the fair value of the services received. The Company did not grant any stock options to nonemployees during the years ended December 31, 2019 and 2018.

Restricted Stock Awards

In May 2017, the Company issued 41,652 shares of restricted stock to a nonemployee advisor to the Company. These shares vest over a period of two years. Compensation expense related to the restricted stock is recognized using the grant date fair value recognized evenly over the service period within general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss. In May, 2018, the Company terminated the arrangement with the advisor. As a result, there were no restricted shares outstanding at December 31, 2019 and 2018.

As of December 31, 2019, there was no unrecognized stock-based compensation related to unvested shares.

Stock Options Valuation

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing valuation model using assumptions in the following table:

	December 31,
	2019	2018
Expected term (in years)	4.16 – 4.60	3.69– 4.35
Risk-free interest rate	2.10 – 2.57%	2.45 – 2.96%
Expected volatility	62.1%	61.2%
Dividend rate	—	—

The Company determined the assumptions for the Black-Scholes option-pricing valuation model as discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Expected Term — The expected term represents the period that the stock-based awards are expected to be outstanding. As the Company does not have sufficient historical experience for determining the expected term of the stock option awards granted, we based our expected term for awards issued to employees based on the mid-point of management’s estimate of time to different liquidity events. For grants to nonemployees, the expected term is equal to the contractual term, which is ten years.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury constant maturity notes with terms approximately equal to the stock-based awards’ expected term.

Expected Volatility — Since the Company is privately held and does not have a trading history of common stock, the expected volatility was derived from the average historical stock volatilities of the common stock of several public companies within the industry that we consider to be comparable to our business over a period equivalent to the expected term of the stock-based awards.

Dividend Rate — The expected dividend rate is zero as the Company has not paid and does not anticipate paying any dividends in the foreseeable future.

Fair Value of Common Stock — The fair value of the shares of common stock underlying the stock-based awards has historically been determined by the board of directors with input from management. Because there has been no public market for the common stock, the board of directors has determined the fair value of the common stock at the time of grant of the stock-based award by considering a number of objective and subjective factors, including having contemporaneous valuations of the common stock performed by a third-party valuation specialist, valuations of comparable peer companies, sales of the convertible preferred stock to unrelated third parties, operating and financial performance, the lack of liquidity of the capital stock, and general and industry-specific economic outlook. The fair value of the underlying common stock will be determined by the board of directors until such time as the common stock is listed on an established stock exchange or national mark et system.